Financial Risk (Details 14) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	$ (55,205)	$ (73,810)
Net amount of liabilities presented in the consolidated statement of financial position	(55,205)	(73,810)
Gross amounts not offset in the consolidated statement of financial position
Financial instruments	41,937	43,628
Cash collateral pledged	14,952	35,960
Net Amount	1,684	5,778
Securities sold under repurchase agreements
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	(40,530)	(39,767)
Net amount of liabilities presented in the consolidated statement of financial position	(40,530)	(39,767)
Gross amounts not offset in the consolidated statement of financial position
Financial instruments	41,937	43,628
Cash collateral pledged	320
Net Amount	1,727	3,861
Derivative financial instruments used for hedging
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	(14,675)	(34,043)
Net amount of liabilities presented in the consolidated statement of financial position	(14,675)	(34,043)
Gross amounts not offset in the consolidated statement of financial position
Cash collateral pledged	14,632	35,960
Net Amount	$ 43	$ 1,917